Share-based Compensation - Summary of the restricted shares activities (Details) - Restricted shares - TuanChe Limited Share Incentive Plan (the "Plan") - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of restricted shares
Outstanding Balance	3,573,750	6,034,250
Granted	20,900,000	1,500,000
Forfeit		(312,000)
Vested	(20,593,750)	(3,648,500)
Outstanding Balance	3,880,000	3,573,750
Weighted-Average Grant-Date Fair Value
Outstanding Balance	$ 0.457	$ 0.527
Granted	0.037	0.209
Forfeit		0.431
Vested	0.087	0.474
Outstanding Balance	$ 0.155	$ 0.457